Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member]		Common Stock [Member] Previously Reported [Member]		Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balance at Feb. 28, 2023
Balances, shares at Feb. 28, 2023
Issuance of common stock (Note 4)		$ 90									90
Issuance of common stock, shares		9,000,000
Retroactive application of recapitalization		$ 4,052				(4,052)
Retroactive application of recapitalization, shares		32,420,154
Retroactive application of reverse stock split		$ (3,728)				3,728
Retroactive application of reverse stock split, shares		(37,278,138)
Balance at Mar. 15, 2023		$ 414				(324)					90
Balance, shares at Mar. 15, 2023		4,142,016
Stock based compensation (Note 5)						58,536					58,536
Transfer from early exercised stock option liability on vesting (Note 5)						200					200
Issuance of common stock related to early exercised stock options
Issuance of common stock related to early exercised stock options, shares		227,810
Repurchase of unvested early exercised common stock
Repurchase of unvested early exercise stock options, shares		(92,045)
Repurchase of common stock		$ (12)				9					(3)
Repurchase of common stock, shares		(127,804)
Net loss									(3,793,585)		(3,793,585)
Repurchase of unvested early exercised common stock, shares		92,045
Balance at Dec. 31, 2023		$ 402	[1]	$ 402		58,421	[1]	$ 58,421	(3,793,585)	$ (3,793,585)	(3,734,762)	$ (3,734,762)
Balance, shares at Dec. 31, 2023		4,149,977	[1]	4,149,977
Balance at Nov. 30, 2023		$ 87	[1]	$ 87		58,736	[1]	58,736	(3,793,585)	(3,793,585)	(3,734,762)	(3,734,762)
Balances, shares at Nov. 30, 2023		9,017,300	[1]	9,017,300
Retroactive application of recapitalization		$ 3,936	[1]	$ 3,936		(3,936)	[1]	(3,936)
Retroactive application of recapitalization, shares	[1]	32,482,472
Retroactive application of reverse stock split		$ (3,621)	[1]	(3,621)		3,621	[1]	3,621
Retroactive application of reverse stock split, shares	[1]	(37,349,795)
Balance at Dec. 31, 2023		$ 402	[1]	$ 402		58,421	[1]	58,421	(3,793,585)	(3,793,585)	(3,734,762)	(3,734,762)
Balance, shares at Dec. 31, 2023		4,149,977	[1]	4,149,977
Stock based compensation (Note 5)			[1]			59,599	[1]				59,599
Transfer from early exercised stock option liability on vesting (Note 5)			[1]			100	[1]				100
Net loss			[1]				[1]		(1,399,213)		(1,399,213)
Balance at Mar. 31, 2024		$ 402	[1]			118,120	[1]		(5,192,798)		(5,074,276)
Balance, shares at Mar. 31, 2024	[1]	4,149,977
Balance at Dec. 31, 2023		$ 402	[1]	$ 402		58,421	[1]	58,421	(3,793,585)	(3,793,585)	(3,734,762)	(3,734,762)
Balances, shares at Dec. 31, 2023		4,149,977	[1]	4,149,977
Net loss											(14,185,887)
Balance at Sep. 30, 2024		$ 457	[1]			29,745,905	[1]		(43,050,972)		(13,304,610)
Balance, shares at Sep. 30, 2024	[1]	4,787,246
Balance at Dec. 31, 2023		$ 402	[1]	$ 402		58,421	[1]	58,421	(3,793,585)	(3,793,585)	(3,734,762)	(3,734,762)
Balances, shares at Dec. 31, 2023		4,149,977	[1]	4,149,977
Issuance of common stock (Note 4)				$ 1				268,997				268,998
Issuance of common stock, shares		5,583
Stock based compensation (Note 5)								9,750,511				9,750,511
Transfer from early exercised stock option liability on vesting (Note 5)				3				2,352				2,355
Repurchase of unvested early exercised common stock
Repurchase of unvested early exercise stock options, shares		(25,570)
Net loss										(23,753,863)	(23,753,863)	(23,753,863)
Synthetic at-the-market (“ATM”) commitment fee				1				499,999				500,000
Synthetic at-the-market ("ATM") commitment fee, shares		6,369
Shares issued upon exercise of common stock warrants				1				1,626,618				1,626,619
Shares issued upon exercise of common stock warrants, shares		$ 13,580
Shares issued upon conversion of SAFE notes				6				6,367,194				6,367,200
Shares issued upon conversion of SAFE notes, shares		$ 63,692
Shares issued upon conversion of convertible notes				3				2,571,397				2,571,400
Shares issued upon conversion of convertible notes, shares		25,722
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction costs				43				(5,483,062)				(5,483,019)
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction costs, shares		534,275
Transaction costs								(7,501,223)			(7,501,223)	(7,501,223)
Merger earnout shares (Note 3)								25,071,500		(25,071,500)
Repurchase of unvested early exercised common stock, shares		25,570
Balance at Dec. 31, 2024		$ 460	[1]	$ 460		33,232,704	[1]	33,232,704	(52,618,948)	(52,618,948)	(19,385,784)	(19,385,784)
Balance, shares at Dec. 31, 2024		4,773,628	[1]	4,773,628	[2]
Balance at Mar. 31, 2024		$ 402	[1]			118,120	[1]		(5,192,798)		(5,074,276)
Balances, shares at Mar. 31, 2024	[1]	4,149,977
Stock based compensation (Note 5)						58,125	[1]				58,125
Transfer from early exercised stock option liability on vesting (Note 5)			[1]			100	[1]				100
Net loss									(2,694,362)		(2,694,362)
Balance at Jun. 30, 2024		$ 402	[1]			176,345	[1]		(7,887,160)		(7,710,413)
Balance, shares at Jun. 30, 2024	[1]	4,149,977
Stock based compensation (Note 5)			[1]			6,916,355	[1]				6,916,355
Transfer from early exercised stock option liability on vesting (Note 5)		1	[1]			782	[1]				783
Net loss									(10,092,312)		(10,092,312)
Shares issued upon exercise of common stock warrants		1	[1]			1,626,618	[1]				1,626,619
Shares issued upon exercise of common stock warrants, shares	[1]	13,580
Shares issued upon conversion of SAFE notes		6	[1]			6,367,194	[1]				6,367,200
Shares issued upon conversion of SAFE notes, shares	[1]	63,692
Shares issued upon conversion of convertible notes		$ 3	[1]			2,571,397	[1]				2,571,400
Shares issued upon conversion of convertible notes, shares	[1]	25,722
Transaction costs			[1]			(7,501,223)	[1]				(7,501,223)
Merger earnout shares (Note 3)			[1]			25,071,500	[1]		(25,071,500)
Issuance of common stock upon the reverse capitalization including PIPE financing, net of assumed liabilities		$ 44	[1]			(5,483,063)	[1]				(5,483,019)
Issuance of common stock upon the reverse capitalization including PIPE financing, net of transaction costs, shares	[1]	534,275
Balance at Sep. 30, 2024		$ 457	[1]			29,745,905	[1]		(43,050,972)		(13,304,610)
Balance, shares at Sep. 30, 2024	[1]	4,787,246
Balance at Dec. 31, 2024		$ 460	[1]	$ 460		33,232,704	[1]	33,232,704	(52,618,948)	(52,618,948)	(19,385,784)	(19,385,784)
Balances, shares at Dec. 31, 2024		4,773,628	[1]	4,773,628	[2]
Issuance of common stock (Note 4)			[1]			16,414	[1]				16,414
Issuance of common stock, shares	[1]	398
Stock based compensation (Note 5)			[1]			2,954,279	[1]				2,954,279
Transfer from early exercised stock option liability on vesting (Note 5)		1	[1]			360	[1]				361
Repurchase of unvested early exercised common stock			[1]				[1]
Repurchase of unvested early exercise stock options, shares	[1]	24,449
Net loss			[1]				[1]		(3,809,700)		(3,809,700)
Issuance of common stock and warrants from January 2025 public offering, net of offering costs		$ 48	[1]			4,591,021	[1]				4,591,069
Issuance of common stock and warrants from January 2025 public offering, net of offering costs, shares	[1]	479,200
Issuance of common stock upon warrant inducement, net of offering costs		$ 48	[1]			2,798,151	[1]				2,798,199
Issuance of common stock upon warrant inducement, net of offering costs, shares	[1]	479,200
Repurchase of unvested early exercised common stock, shares	[1]	(24,449)
Issuance of common stock for settlement of RSU		$ 6	[1]			(6)	[1]
Issuance of common stock for settlement of RSU, shares	[1]	57,071
Balance at Mar. 31, 2025		$ 563	[1]			43,592,923	[1]		(56,428,648)		(12,835,162)
Balance, shares at Mar. 31, 2025	[1]	5,765,048
Balance at Dec. 31, 2024		$ 460	[1]	$ 460		33,232,704	[1]	$ 33,232,704	(52,618,948)	$ (52,618,948)	(19,385,784)	$ (19,385,784)
Balances, shares at Dec. 31, 2024		4,773,628	[1]	4,773,628	[2]
Net loss											(11,973,902)
Balance at Sep. 30, 2025		$ 883	[1]			59,471,853	[1]		(64,592,850)		(5,120,114)
Balance, shares at Sep. 30, 2025	[1]	8,954,343
Balance at Mar. 31, 2025		$ 563	[1]			43,592,923	[1]		(56,428,648)		(12,835,162)
Balances, shares at Mar. 31, 2025	[1]	5,765,048
Issuance of common stock (Note 4)		$ 2	[1]			106,134	[1]				106,136
Issuance of common stock, shares	[1]	16,062
Stock based compensation (Note 5)						1,426,400	[1]				1,426,400
Transfer from early exercised stock option liability on vesting (Note 5)			[1]			313	[1]				313
Net loss			[1]				[1]		(3,704,438)		(3,704,438)
Issuance of common stock for settlement of RSU		$ 14	[1]			(14)	[1]
Issuance of common stock for settlement of RSU, shares	[1]	135,340
Issuance of common stock to short- term loan holders (Note 14)		$ 17	[1]			6,199,983	[1]				6,200,000
Issuance of common stock to short- Term loan holders, shares	[1]	173,184
Issuance of common stock to PIPE investors (Note 4)		$ 1	[1]			549,999	[1]				550,000
Issuance of common stock to PIPE investors, shares	[1]	12,850
Issuance of common stock to vendor		$ 1	[1]			80,611	[1]				80,612
Issuance of common stock to vendor, shares	[1]	15,000
Issuance of common stock under license arrangement (Note 4)		$ 5	[1]			342,995	[1]				343,000
Issuance of common stock to KMX, shares	[1]	50,000
Issuance of common stock from public offering, net of offering costs		$ 226	[1]			3,945,449	[1]				3,945,675
Issuance of common stock from public offering, shares	[1]	2,260,000
Balance at Jun. 30, 2025		$ 829	[1]			56,244,793	[1]		(60,133,086)		(3,887,464)
Balance, shares at Jun. 30, 2025	[1]	8,427,484
Issuance of common stock (Note 4)		$ 49	[1]			1,524,832	[1]				1,524,881
Issuance of common stock, shares	[1]	488,811
Stock based compensation (Note 5)						1,702,265	[1]				1,702,265
Transfer from early exercised stock option liability on vesting (Note 5)		$ 1	[1]			312	[1]				313
Net loss			[1]				[1]		(4,459,764)		(4,459,764)
Issuance of common stock for settlement of RSU		$ 4	[1]			(4)	[1]
Issuance of common stock for settlement of RSU, shares	[1]	38,163
Fractional share adjustment due to reverse stock split			[1]			(345)	[1]				(345)
Fractional share adjustment due to reverse stock split, shares	[1]	(115)
Balance at Sep. 30, 2025		$ 883	[1]			$ 59,471,853	[1]		$ (64,592,850)		$ (5,120,114)
Balance, shares at Sep. 30, 2025	[1]	8,954,343

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.
[2]	Amounts have been adjusted to reflect the